Condensed Financial Information About Registrant - Supplemental Cash Flow Information and Disclosures of Non-Cash Transactions (Details) (Cheniere Energy Partners, LP _ Parent [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash Flow, Supplemental [Line Items]
Non-cash capital contributions	$ (243,942)	[1]	$ (132,121)	[1]	$ (17,953)	[1]
Creole Trail Pipeline Business [Member]
Cash Flow, Supplemental [Line Items]
Non-cash capital contributions	$ (18,150)	[1]	$ (25,295)	[1]	$ (22,541)	[1]

[1]	Amounts represent equity gains (losses) of affiliates not funded by Cheniere Partners.